Accumulated Other Comprehensive Income (Loss) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2017 USD ($)
Schedule of changes in accumulated balances of other comprehensive income (loss)
Beginning balance	$ (82)
Other comprehensive income before reclassifications	586
Amounts reclassified from accumulated other comprehensive loss	(398)
Net current period other comprehensive income loss	188
Ending Balance	106
Unrealized gain (loss) on available-for-sale marketable securities [Member]
Schedule of changes in accumulated balances of other comprehensive income (loss)
Beginning balance	(100)
Other comprehensive income before reclassifications	69
Amounts reclassified from accumulated other comprehensive loss	(29)
Net current period other comprehensive income loss	40
Ending Balance	(60)
Unrealized Gains (losses) on cash flow hedges [Member]
Schedule of changes in accumulated balances of other comprehensive income (loss)
Beginning balance	3
Other comprehensive income before reclassifications	390
Amounts reclassified from accumulated other comprehensive loss	(369)
Net current period other comprehensive income loss	21
Ending Balance	24
Unrealized gain (loss) on cash flow hedges [Member]
Schedule of changes in accumulated balances of other comprehensive income (loss)
Beginning balance	15
Other comprehensive income before reclassifications	127
Amounts reclassified from accumulated other comprehensive loss
Net current period other comprehensive income loss	127
Ending Balance	$ 142